Trade and Other Receivables (Tables)	12 Months Ended
Mar. 31, 2026
Trade and Other Receivables [Abstract]
Schedule of Trade and Other Receivables
	Note	As of 31 March 2025	As of 31 March 2026
		USD’000	USD’000
Trade receivables – third parties	(a)	7,833	6,296
Less: Impairment losses		(283)	(56)
		7,550	6,240

Other receivables – third parties	(b)	26	215
Deposits – third parties		209	343
Prepayments – third parties	(c)	252	788
Advances to contract manufacturers – third parties		2,369	4,439
		2,856	5,785

Total trade and other receivables		10,406	12,025

Movement in the above impairment losses:

Beginning balances		279	283
Charge /(reversal) for the financial year		4	(227)
Ending balance		283	56

(a)	Trade receivables are non-interest bearing and the normal credit terms granted by the Company is 30 to 90 days (2025: 30 to 90 days). They are recognized at their original invoice amounts, which represent their fair values on initial recognition.

(b)	Other receivables from third parties consist mainly of advances to contract manufacturers. The Company expected to be offset with contract manufacturers charges in the next 12 months.

(c)	Prepayments from third parties consist mainly of the subscription of Enterprise Resource Planning (ERP) system and prepaid insurances.

Schedule of Expected Credit Loss
	Expected credit loss rate (%)	Gross	Impairment loss	Net
		USD’000	USD’000	USD’000
At 31 March 2025
Current	4.73%	5,389	(255)	5,134
> 30 days past due	—%	1,079	-	1,079
> 60 days past due	0.58%	859	(5)	854
> 90 days past due	4.55%	506	(23)	483
Total	3.61%	7,833	(283)	7,550

	Expected credit loss rate (%)	Gross	Impairment loss	Net
		USD’000	USD’000	USD’000
At 31 March 2026
Current	1.00%	5,390	(54)	5,336
> 30 days past due	—%	185	—	185
> 60 days past due	1.16%	173	(2)	171
> 90 days past due	—%	548	—	548
Total	0.89%	6,296	(56)	6,240